Information on Regulatory Capital and Capital Adequacy Ratios - Schedule of Capital Adequacy Ratios and Regulatory Compliance According To Basel III (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Capital Adequacy Ratios And Regulatory Compliance According To Basel Iii Abstract
Leverage Ratio	10.26%	9.04%
Leverage Ratio that the bank must meet, considering the minimum requirements	3.00%	3.00%
CET 1 Capital Ratio	14.37%	13.73%
CET 1 Capital Ratio that the bank must meet, considering the minimum requirements	5.51%	5.13%
Capital buffer shortfall
Tier 1 Capital Ratio	14.37%	13.73%
Tier 1 Capital Ratio that the bank must meet, considering the minimum requirements	7.03%	6.63%
Total or Regulatory Capital Ratio	18.13%	17.45%
Total or Regulatory Capital Ratio that the bank must meet, considering the minimum requirements	9.06%	8.63%
Total or Regulatory Capital Ratio that the bank must meet, considering the charge for article 35 bis
Total or Regulatory Capital Ratio that the bank must meet, considering the minimum requirements, conservation buffer and countercyclical buffer	12.06%	10.50%
Credit rating	A	A
Additional provisions computed in Tier 2 capital (T2) in relation to CRWA	1.25%	1.25%
Subordinated bonds computed as Tier 2 capital (T2) in relation to CET 1 Capital	18.40%	19.16%
Additional Tier 1 Capital (AT1) in relation to CET 1 Capital
Voluntary (additional) provisions and subordinated bonds computed as AT1 in relation to RWAs